CONSOLIDATED BALANCE SHEETS [Parenthetical]	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares authorized	4,000,000	4,000,000
Common stock, shares issued	1,186,638	1,182,888
Deferred compensation plan, shares issued	41,606	35,467
Treasury stock, shares	23,913	31,543